Stock-Based Compensation - Summary of Estimated Fair Value of Stock Option Awards (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			65.80%	60.00%	70.00%
Expected term (in years)					4 years
Risk-free interest rate			0.10%		2.68%
Risk-free interest rate minimum	0.05%	0.29%		0.014%
Risk-free interest rate maximum	0.16%	0.37%		0.0143%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value (in dollars per share)			$ 679.31	$ 94.85	$ 59.60
Class B common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value (in dollars per share)			$ 6.7931	$ 0.9485	$ 0.5960
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	68.50%	68.30%
Expected term (in years)	6 months	3 years	6 months	3 years
Minimum | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value (in dollars per share)	$ 565.85	$ 85.42
Minimum | Class B common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value (in dollars per share)	$ 5.66	$ 0.85
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	75.60%	73.30%
Expected term (in years)	1 year 9 months	5 years	1 year 5 months 26 days	5 years
Maximum | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value (in dollars per share)	$ 1,549.43	$ 97.58
Maximum | Class B common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value (in dollars per share)	$ 15.49	$ 0.98